Income Taxes - Summary of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States					$ 918	$ (712)
Foreign					1,519	(1,899)
Income (loss) before income taxes	$ 12,886	$ (53)	$ 26,416	$ 2,660	$ 2,437	$ (2,611)